Deferred Policy Acquisition Costs, and Other Policy-Related Intangibles (DSI and VODA) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Insurance [Abstract]
Beginning Balance of DSI	$ 18	$ 25
Amortization of DSI	(2)	(7)
Ending Balance of DSI	$ 16	$ 18